Property, Plant and Equipment, Net (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		37 Months Ended
	Jun. 08, 2010	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Details
Depreciation		$ 293,168	$ 139,789	$ 848,747	$ 427,279	$ 582,748	$ 563,214
Construction and Development Costs	$ 3,160,000							$ 3,150,000
Construction Completion Percentage		100.00%		100.00%		85.00%		85.00%